General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
General and administrative expenses
Occupancy expenses	581	519
IT, machinery, etc.	708	657
Provisions and losses	72	91
Travel and entertainment	185	211
Professional services	886	1,004
Amortization and impairment of other intangible assets	14	14
Other	874	819
General and administrative expenses	3,320	3,315